November 15, 2022
VIA EDGAR
The United States Securities
 and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Re:
Nationwide Variable Account-5
Nationwide Life Insurance Company
Nationwide Personal Income Annuity (File No. 333-267078, Pre-effective Amendment No. 1)
Dear Ms. White:
On behalf of Nationwide Life Insurance Company ("Nationwide") and its Nationwide Variable Account-5 (the "Variable Account"), we are filing this correspondence in relation to the above referenced Registration Statement. This filing is being made electronically via EDGAR in accordance with Regulation S-T.
On August 26, 2022, Nationwide filed the above referenced initial Registration Statement on Form N-4 for Individual Modified Single Premium Deferred Variable Annuity Contracts to be offered through the Variable Account. Nationwide received your written comments in a letter dated September 21, 2022. Pre-Effective Amendment No. 1 to the Registration Statement reflects changes that are a result of your September 21, 2022 comment letter, as well as other miscellaneous disclosure updates. Each written comment is restated below and is accompanied by Nationwide’s response. Corresponding revisions have been made to both the statutory prospectus and the initial summary prospectus (the "ISP"), as applicable. The page numbers referenced below refer to Pre-Effective Amendment No. 1.
General:
(1)
Please confirm that all missing information will be filed in pre-effective amendments to the Registration Statement. We may have additional comments on such portions when you complete them in the pre-effective amendments, on disclosures made in response to this letter, on information supplied supplementally, or on exhibits filed in the pre-effective amendments.
Response. Nationwide confirms that all previously omitted information is included in this Pre-Effective Amendment No. 1.
(2)
Please clarify supplementally whether there are any guarantees or support agreements with third parties to support any policy features or benefits, or whether the Company will be solely responsible for any benefits or features associated with the Contract.
Response. Nationwide has no guarantees or support agreements with third parties to support any of its guarantees under the contract. Nationwide is solely responsible for paying out all guarantees associated with the contract benefits.
Cover Page:

(3)
Please add cover page disclosure to the effect that because the Contract is offered only with the Nationwide Retirement Income Rider, it is designed for owners who intend to take regular withdrawals each year, and that an investor should not purchase the Contract if he or she does not intend to take regular withdrawals or intends to take withdrawals in excess of the Nationwide Retirement Income Rider’s annual withdrawal limits, as doing so may result in adverse consequences such as a permanent reduction in rider benefits or termination of the rider.
Response: In response to Comments 3 and 4, Nationwide has added the following new paragraph after the 2nd paragraph on the Cover Page:
This variable annuity requires that you purchase a living benefit rider, for an additional charge, at the time of purchase of the variable annuity. The living benefit is intended to provide Contract Owners with a guaranteed lifetime income stream beginning on or after age 59½, provided certain conditions are met. The contract is designed for Contract Owners who intend to take regular withdrawals ("Lifetime Withdrawals") each year on or after reaching age 59½. A Contract Owner should not purchase the contract if he or she does not intend to take Lifetime Withdrawals on or after age 59½. Contract Owners should also understand that if they intend to take withdrawals prior to age 59½ ("Early Withdrawals"), intend to take a one-time Non-Lifetime Withdrawal, or intend to take withdrawals in excess of the guaranteed lifetime income withdrawal amount, doing so may result in adverse consequences such as a permanent reduction in rider benefits or automatic termination of the living benefit rider. In addition, currently, there is only one investment option available for direct allocation.
(4)
Please add cover page disclosure to the effect that the Contract currently offers only one investment option.
Response: See response to Comment 3 above. Nationwide has added this disclosure as the last sentence of the new paragraph on the cover page, which states as follows: "In addition, currently, there is only one investment option available for direct allocation."
Important Information You Should Consider About the Contract (pages 6-7):
(5)
Please supplementally confirm that the key information table cross-references in the electronic versions of the summary and statutory Prospectuses will link directly to the location in the statutory Prospectus where the subject matter is discussed in greater detail, or will provide a means of facilitating access to that information through equivalent methods or technologies. (See Instruction 1(b) to Item 2.).
Response: Nationwide confirms that the key information table cross-references in the electronic versions of the summary and statutory prospectuses will satisfy this form requirement.
(6)
Under Ongoing Fees and Expenses (annual charges), please tailor the introduction to reflect that the Contract currently offers only one investment option.
Response: Nationwide has revised the introduction to state as follows:
The table below describes the fees and expenses that you may pay each year. The Nationwide Retirement Income Rider is included with all contracts, and currently there is no additional charge for election of the Joint Option for the Nationwide Retirement Income Rider. In addition, currently there is only one Sub-Account available for direct allocation by the Contract Owner. Please refer to your contract specifications page for information about the specific fees you will pay each year.
(7)
Under Ongoing Fees and Expenses (annual charges), the cost of the Nationwide Retirement Income Rider should be reflected in the Base Contract line item since it is not an optional benefit. We also note that there is no charge for the Joint Option for the Nationwide Retirement Income Rider so it should not be reflected in the table.
Response: Nationwide has revised the table to reflect the Nationwide Retirement Income Rider charge in the Base Contract line item, and Nationwide has also removed the Joint Option for the Nationwide Retirement Income Rider from the table. Accordingly, Nationwide has also revised the footnotes to align to the revised table.
(8)
Under Risks —Risks Associated with Investment Option, please: (a) revise the disclosure to make clear that only one investment option is offered; and (b) add a statement to the effect that since only one investment option is available, if an investor is not satisfied with the option or it does not meet their investment objectives, their only course of action may be to surrender the Contract (and forego any of its benefits).
Response: Nationwide has revised the disclosure as follows (emphasis added):

•
Investment in this contract is subject to the risk of poor investment performance of the investment option(s) available under the contract. Currently, there is only one investment option available for direct allocation by the Contract Owner.
•
Each investment option has its own unique risks. If the Contract Owner is not satisfied with the available investment option or it does not meet their investment objectives, their only course of action may be to surrender the contract and forego any of its benefits.
•
Review the prospectus and disclosures for the available investment option before making an investment decision.
See Principal Risks.
(9)
Under Restrictions—Investments, please disclose that if the current investment option is substituted with another investment option, the substitute investment option will have a similar investment objective, investment strategy, and fees and expenses.
Response: Nationwide has revised the second bullet disclosure as follows (emphasis added).
•
Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see The Sub-Accounts and Underlying Mutual Funds). If the current Sub-Account is substituted for another Sub-Account, the substitute Sub-Account will have a similar investment objective, investment strategy, and fees and expenses.
Overview of the Contract (page 8)
(10)
Please revise the Purpose of the Contract and Phases of the Contract sections to make clear that there is currently only one investment option available for direct allocation by Contract Owners.
Response: Nationwide has revised both the first paragraph of the Purpose of the Contract section and the first paragraph of the Phases of the Contract section as follows (emphasis added):
Purpose of the Contract
The contract is intended to be a long-term investment vehicle to assist investors in saving for and living in retirement. Nationwide has designed the contract to offer features, pricing, and investment option(s) that encourage long-term ownership. It provides the Contract Owner with a stream of periodic income payments upon the Contract Owner’s retirement. The Contract Owner’s assets in the contract are allocated to the available investment option (currently, there is only one investment option available for direct allocation by the Contract Owner) for the time leading up to those income payments. Contract growth is tax-deferred, meaning that gains in the contract are not taxable until withdrawn from the contract. Finally, in the event that the Annuitant dies before beginning income payments, the contract offers a death benefit.
Phases of the Contract
The contract exists in two separate phases: accumulation (savings) and annuitization (income). During the accumulation phase, the contract currently offers only one investment option to which the Contract Owner can directly allocate his/her Contract Value. This investment option available under the contract consists of a Sub-Account that invests in an underlying mutual fund, which offers a variable rate of return. Additional information about the underlying mutual fund is available in Appendix A: Underlying Mutual Funds Available Under the Contract.
(11)
In the Phases of the Contract section, please disclose (as you do on page 12) that "[t]he contracts sold under this prospectus do not permit annuitization during the first two Contract Years."
Response: Nationwide respectfully declines to repeat this disclosure in the Phases of the Contract section, as this level of detailed explanation does not appear to be required under Form N-4, Item 3, with respect to the brief description of the annuity (income) phase of the contract. Nationwide believes this functionality is already sufficiently disclosed elsewhere within the statutory prospectus.
Fee Table (page 10)

(12)
Please delete the Joint Option for the Nationwide Retirement Income Rider Charge line item to the fee table as there does not appear to be an additional charge for this option under the Contract.
Response: Nationwide has deleted the Joint Option for the Nationwide Retirement Income Rider Charge line item to the fee table.
Investment Options (page 13)
(13)
Aside from the first paragraph, the section reads as though investors may choose among multiple investment options. Please revise the section, including the subsection heading, to make clear that there is only one investment option under the Contract and investors have no choice on allocation.
Response: Nationwide has revised this section as follows (shown underlined here for emphasis) to further stress that there is currently only one investment option available for direct allocation by the Contract Owner. However, Nationwide has also attempted to balance this emphasis on the current state against a need to provide general description and informative disclosure addressing both current and potential future state should additional Sub-Accounts be made available.
The Sub-Accounts and Underlying Mutual Funds
Sub-Account Availability
Currently, there are two Sub-Accounts available under the contract; however, there is only one Sub-Account available for direct allocation by the Contract Owner. The money market Sub-Account is not available for direct allocation by the Contract Owner, rather, it is only available in the following limited scenarios: (i) in the event an available Sub-Account liquidates, (ii) as applicable, for initial allocations during the free look period (see Allocation of Purchase Payments during Free Look Period), and (iii) as applicable, for payment of the death benefit where there are multiple beneficiaries (see Death Benefit Payment). Nationwide may make additional Sub-Accounts available in the future.
Sub-Accounts Generally
While there is currently only one Sub-Account available for direct allocation by the Contract Owner, the following applies generally for any or all Sub-Accounts currently available or made available under the contract in the future.
Generally, the Contract Owner can allocate Contract Value to Sub-Accounts of the Variable Account, subject to conditions in the contract and underlying mutual funds. Each Sub-Account invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Charges, Fees and Deductions – Contingent Deferred Sales Charge (page 15):
(14)
We note your statement that Contract Owners should "refer to the contract for state specific information." Please refer contract owners to Appendix B: State Variations for this information.
Response: Nationwide has revised that paragraph to remove the last two sentences which stated: "CDSC provisions vary by state. Refer to the contract for state specific information."
Enhanced Surrender Value for Terminal Illness (page 25):
(15)
Please clarify what is considered a "terminal illness" under the Enhanced Surrender Value for Terminal Illness benefit.
Response: Nationwide has revised the second bullet in this section as follows (emphasis added):
•
The Contract Owner or Co-Annuitant has a terminal illness (an illness or injury diagnosed by a physician that is expected to result in death within 12 months) and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal (page 26):
(16)
Please include brief examples of how the Income Benefit Base is determined including the operation of the roll-up rate and the highest contract value adjustment.
Response: Nationwide has added a new example box within the Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal provision demonstrating the operation of this adjustment where no withdrawals are taken from the contract. In addition, included in this Pre-Effective Amendment, Nationwide has also provided additional examples in Appendix D that demonstrate the operation of this adjustment and the reduction calculations for scenarios where an Early Withdrawal or Non-Lifetime Withdrawal are taken. Both the Early Withdrawals provision and Non-Lifetime Withdrawal provision, which appear immediately below the Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal provision, include cross references to the Appendix D examples.
Annuity Commencement Date (page 45):
(17)
The prospectus states that Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date unless "the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize." Please identify supplementally the types of actions which are inconsistent with the desire to annuitize.
Response. Nationwide considers certain activities between Nationwide and the Contract Owner or an authorized representative that occur within 3 to 5 years of the Annuity Commencement Date to be actions inconsistent with the desire to annuitize. These activities may include, but are not limited to, a phone call, address change, beneficiary change, or certain transactions such as a deposit or withdrawal.
Appendix C: Contract Types and Tax Information (pages 52-62):
(18)
The prospectus refers to requirement minimum distributions beginning at age 70½ or 72. Please consider whether disclosure of the 70½ age limit is necessary for a newly offered contract. In addition, please delete the section titled Required Distributions Upon Death of a Contract Owner Before January 1, 2020 as this disclosure does not appear applicable for a newly offered contract.
Response. Nationwide respectfully declines to remove the referenced age 70½ disclosure as Nationwide believes it is necessary, even for a newly offered contract, namely in the event of a transfer/exchange from another contract. However, Nationwide has deleted the section titled Required Distributions Upon Death of a Contract Owner Before January 1, 2020. Together with this revision, Nationwide has also made clarifying revisions to the disclosure in the subsequent section, now titled Required Distributions Upon Death of a Contract Owner (previously, Required Distributions Upon Death of a Contract Owner On or After January 1, 2020).
Initial Summary Prospectus:
(19)
Apply all comments herein to the ISP, as applicable.
Response. Nationwide has applied all comments herein to the ISP, as applicable.
(20)
Supplementally confirm that in the electronic version of the ISP: (a) the website address in the legend will comply with the requirements of Rule 498A(b)(2)(v)(B) and any other website address will comply with the requirements of Rule 498A(i)(4); and (b) the Table of Contents, cross references, and all defined terms will comply with the requirements of Rule 498A(h)(2)(ii), (iii) and (iv), respectively.
Response. Nationwide confirms that the electronic version of the ISP will comply with these requirements.
Please contact me direct at (614) 677-4304 if you have any questions regarding this filing.
Very truly yours,
Nationwide Life Insurance Company
/s/ Gary Lim
Gary Lim
Counsel

cc:
Ms. Alison White